CASH FLOW INFORMATION (Details) - Schedule of supplemental disclosure (Parenthetical) - USD ($)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Interest paid, net of capitalized interest	$ 47,472	$ 76,642